Derivatives and hedging activities - Credit derivatives (Details 5) - CHF (SFr) SFr in Billions	3 Months Ended	6 Months Ended
	Dec. 31, 2021	Jun. 30, 2022
Credit Derivatives [Line Items]
Credit protection sold	SFr 230.3	SFr 192.0
Credit protection purchased	213.7	175.0
Other protection purchased	50.8	47.1
Other instruments	12.0	20.3
Total credit derivatives	506.8	434.4
Bank
Credit Derivatives [Line Items]
Credit protection sold	230.3	192.0
Credit protection purchased	213.7	175.0
Other protection purchased	50.8	47.1
Other instruments	12.0	20.3
Total credit derivatives	SFr 506.8	SFr 434.4